Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Schedule of stock options activity
The following table summarizes stock option activity for the year ended December 31, 2013.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2013	389,285	$8.51
Granted	—	$—
Exercised	57,591	$5.04
Expired/terminated	—	$—
Outstanding at December 31, 2013	331,694	$9.20	1.8	$65,791

Exercisable at December 31, 2013	331,694	$9.20	1.8	$65,791

Schedule of stock options outstanding and exercisable
Stock options outstanding and exercisable at December 31, 2013 are as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life

$6.75	12,108	0.3
$8.10	48,861	1.2
$9.45	252,206	2.0
$10.26	18,519	2.8
	331,694	1.8